Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	$ 12,226	$ 13,081
Performing
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	8,619	8,562
Nonperforming
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	3,607	4,519
Residential Real Estate
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	2,936	3,366
Residential Real Estate | Performing
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	2,518	1,406
Residential Real Estate | Nonperforming
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	418	1,960
Real Estate Commercial
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	7,358	8,105
Real Estate Commercial | Performing
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	4,269	5,703
Real Estate Commercial | Nonperforming
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	3,089	2,402
Real Estate Land And Construction
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	1,306	1,317
Real Estate Land And Construction | Performing
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	1,306	1,317
Commercial
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	626	293
Commercial | Performing
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	526	136
Commercial | Nonperforming
Financing Receivable, Modifications [Line Items]
Troubled debt restructured recorded investments	$ 100	$ 157